                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21593
                                    --------------------------------------------

                 KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            1800 AVENUE OF THE STARS
                         LOS ANGELES, CALIFORNIA 90067
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


(Name and address of agent for service)

Registrant's telephone number, including area code: 310-284-6438
                                                    ------------
Date of fiscal year-end: November 30th
                         -------------
Date of reporting period: July 1, 2005 - June 30, 2006
                          ----------------------------

Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson Energy Total Return Fund, Inc.

                                                                                              PROPOSED
                                                                                                BY
                                                                                             (I)SSUER                     FOR/
                                                                                                OR      VOTE      HOW    AGAINST
ISSUER                     SYMBOL  CUSIP      MEETING DATE  MATTER:                          (S)HRHLDR  CAST?    VOTED     MGMT

CONSOL Energy Inc.         CNX     20854P109  5/2/2006      ELECT:                                 I     yes      for      for
                                                            John Whitmire                          I     yes      for      for
                                                            Patricia Hammick                       I     yes      for      for
                                                            Brett Harvey                           I     yes      for      for
                                                            David Hardesty                         I     yes      for      for
                                                            James Altmeyer Sr.                     I     yes      for      for
                                                            John Mills                             I     yes      for      for
                                                            William Davis                          I     yes      for      for
                                                            William Powell                         I     yes      for      for
                                                            Raj Gupta                              I     yes      for      for
                                                            Joseph William                         I     yes      for      for

                                                            RATIFY:
                                                            Pricewaterhousecoopers LLP             I     yes      for      for

Atlas America, Inc.        ATLS    049167109  4/26/2006     ELECT:
                                                            William Bagnell                        I     yes      for      for
                                                            Nicholas Dinubile                      I     yes      for      for

                                                            VOTE:
                                                            other business as may properly         I     yes      for      for
                                                            be brought before the meeting
                                                            or any adjournment thereof

Frontline Ltd.             FRO     G3682E127  11/30/2005    RE-ELECT:
                                                            John Fredriksen as director            I     yes      for      for
                                                            RE-ELECT:
                                                            Olav Trom as director                  I     yes      for      for
                                                            RE-ELECT:
                                                            Kate Blankenship as director           I     yes      for      for
                                                            RE-ELECT:
                                                            Frixos Savvdies as director            I     yes      for      for

                                                            APPOINT:
                                                            pricewaterhousecoopers da of           I     yes      for      for
                                                            Olso

                                                            TRANSACT:
                                                            other business as may properly         I     yes      for      for
                                                            come before the meeting or any
                                                            adjournment thereof

Copano Energy, L.L.C.      CPNO    217202100  10/27/2005    Class B conversion & issuance          I     yes      for      for
                                                            proposal

                                                            LTIP amendment porposal                I     yes      for      for

Penn Virginia Corporation  PVA     707882106  5/2/2006      ELECT:
                                                            Joe Averett Jr.                        I     yes      for      for
                                                            Edward Cloves, II                      I     yes      for      for
                                                            James Dearlove                         I     yes      for      for
                                                            Robert Garrett                         I     yes      for      for
                                                            Keith Horton                           I     yes      for      for
                                                            Steven Krablin                         I     yes      for      for
                                                            Merrilla Miller                        I     yes      for      for
                                                            Marsha Perelman                        I     yes      for      for
                                                            Van Marcke de Lummen                   I     yes      for      for
                                                            Gary Wright                            I     yes      for      for

                                                                                              PROPOSED
                                                                                                BY
                                                                                             (I)SSUER                     FOR/
                                                                                                OR      VOTE      HOW    AGAINST
ISSUER                     SYMBOL  CUSIP      MEETING DATE  MATTER:                          (S)HRHLDR  CAST?    VOTED     MGMT

Penn West Energy Trust     PWT.UN  707885109  6/28/2006     APPROVE:                               I     yes      for      for
                                                            plan of arrangement under
                                                            section 193 of the Business
                                                            Corporations Act (Alberta)
                                                            (the "Arrangement"), all as
                                                            more particularly described
                                                            in the; Information Circular

                                                            APPROVE:                               I     yes      for      for
                                                            stock option plan

                                                            APPROVE:                               I     yes      for      for
                                                            private placement of up to
                                                            4,688,000 common shares
                                                            (Exploreco Finco) of 1243838
                                                            Alberta Ltd. ("ExploreCo
                                                            FinCo") at a price of $1.86
                                                            per share, and up to 4,688,000
                                                            common share purchase warrants
                                                            ("ExploreCo FinCo Warrants")
                                                            of ExploreCo FinCo with an
                                                            exercise price of $2.23 per
                                                            warrant per warrant. FinCo
                                                            Warrants will be exchanged for
                                                            common shares and common share
                                                            purchase warrants of ExploreCo

                                                            RECEIVE AND CONSIDER:                  I     yes      for      for
                                                            colsolidated fin'l statement

                                                            FIX:                                   I     yes      for      for
                                                            # of directors from 6 to 9 for
                                                            Penn Petroleum Ltd.

                                                            ELECT:                                 I     yes      for      for
                                                            directors of PWPL for the
                                                            ensuring year

                                                            APPOINT:                               I     yes      for      for
                                                            auditors of Penn West &
                                                            authorize directors to fix
                                                            their remuneration

                                                            TRANSACT:                              I     yes      for      for
                                                            such further and other
                                                            business as may properly be
                                                            brought before the Petrofund
                                                            Meeting or any adjournment
                                                            thereof.

Double Hull Tankers, Inc.  DHT     Y21110104  6/22/2006     ELECT:                                 I     yes      for      for
                                                            one director to DHT's Bd. Of
                                                            Directors for a term of 3
                                                            years

                                                            RATIFY:                                I     yes      for      for
                                                            Ernst & Young LLP as
                                                            independent accounting firm

                                                            TRANSACT:                              I     yes      for      for
                                                            such further and other
                                                            business as may properly be
                                                            brought before the annual
                                                            meeting

Top Tankers Inc.           TOPT    Y8897Y107                ELECT:
                                                            James Cramer                           I     yes      for      for
                                                            Martin Peretz                          I     yes      for      for

                                                            RATIFY:                                I     yes      for      for
                                                            Marcum & Kliegman LLP as the
                                                            independent accountants

                                                            TRANSACT:                              I     yes      for      for
                                                            other such matters as may
                                                            properly come before the
                                                            Meeting

                                                                                              PROPOSED
                                                                                                BY
                                                                                             (I)SSUER                     FOR/
                                                                                                OR      VOTE      HOW    AGAINST
ISSUER                     SYMBOL  CUSIP      MEETING DATE  MATTER:                          (S)HRHLDR  CAST?    VOTED     MGMT

Nordic American Tanker
  Shipping Limited         NAT     G65773106  6/26/2006     ELECT:
                                                            Herbjorn Hansson                       I     yes      for      for
                                                            Adreas Ove Ugland                      I     yes      for      for
                                                            Andrew W. March                        I     yes      for      for
                                                            Hon. Sir David Gibbons                 I     yes      for      for
                                                            George C. Lodge                        I     yes      for      for
                                                            Paul J. Hopkins                        I     yes      for      for
                                                            Torbjorn Gladso                        I     yes      for      for

                                                            APPROVE & APPOINT:
                                                            Deloitte Statsautoriserte              I     yes      for      for
                                                            Revisorere AS as auditors

                                                            AMEND:
                                                            Bye-law-57(A) ("Proposal               I     yes      for      for
                                                            Three")

                                                            TRANSACT:
                                                            other such matters as may              I     yes      for      for
                                                            properly come before the
                                                            meeting

Knightsbridge Tankers
  Limited                  VLCCF   G5299G106  6/23/2006     ELECT:
                                                            Ola Lorentzon                          I     yes      for      for
                                                            Or Olav Troim                          I     yes      for      for
                                                            Douglas Wolcott                        I     yes      for      for
                                                            David White                            I     yes      for      for
                                                            Timothy Counsell                       I     yes      for      for

                                                            APPOINT:
                                                            Moore Stephens P.C. As                 I     yes      for      for
                                                            independent auditors

Crescent Point Energy
  Trust                    CPG.UN  225908102  5/31/2006     ELECT:
                                                            Peter Bannister                        I     yes      for      for
                                                            Paul Colborne                          I     yes      for      for
                                                            Kenney Cugnet                          I     yes      for      for
                                                            D. Hugh Gillard                        I     yes      for      for
                                                            Gerald Romanzin                        I     yes      for      for
                                                            Scott Saxberg                          I     yes      for      for
                                                            Gregory Turnbull                       I     yes      for      for

                                                            APPOINT:
                                                            PriceWaterhouse Coopers, LLC           I     yes      for      for
                                                            as auditors

                                                            APPROVE AMENDMENT TO THE
                                                            RESTRICTED UNIT BONUS PLAN:
                                                            resolution authorizing the Bd.         I     yes      for      for
                                                            To inc. the number of Tust
                                                            Units issuable from treasury
                                                            pursuant to the terms of the
                                                            Restricted Unit Bonus Plan to
                                                            a max. of 5MM Trust Units or
                                                            9% of the issued & outstanding
                                                            Trust Units

MarkWest Hydrocarbon,
  Inc.                     MWP     570762104  6/15/2006     ELECT:
                                                            Donald Heppermann                      I     yes      for      for
                                                            Anne Mounsey                           I     yes      for      for
                                                            Karen Rogers                           I     yes      for      for

                                                            APPROVE:
                                                            2006 stock incentive plan              I     yes      for      for

                                                            RATIFY:
                                                            appointment of Deloitte as             I     yes      for      for
                                                            independent auditors

                                                                                              PROPOSED
                                                                                                BY
                                                                                             (I)SSUER                     FOR/
                                                                                                OR      VOTE      HOW    AGAINST
ISSUER                     SYMBOL  CUSIP      MEETING DATE  MATTER:                          (S)HRHLDR  CAST?    VOTED     MGMT

Harvest Energy Trust       HTE.UN  41752X101  5/23/2006     RE-APPOINT:
                                                            Valiant Trust Co. as the               I     yes      for      for
                                                            Trustee of the Trust

                                                            FIX:
                                                            # of directors of Harvest              I     yes      for      for
                                                            Operations Corp. at nine
                                                            members

                                                            ELECT:
                                                            Kevin Bennett                          I     yes      for      for
                                                            David Boone                            I     yes      for      for
                                                            M. Bruce Chernoff                      I     yes      for      for
                                                            Verne Johnson                          I     yes      for      for
                                                            Hank Swartout                          I     yes      for      for
                                                            Dale Blue                              I     yes      for      for
                                                            John Brussa                            I     yes      for      for
                                                            Willaim A. Friley Jr.                  I     yes      for      for
                                                            Hector McFadyen                        I     yes      for      for

                                                            APPOINT:
                                                            KPMG LLP as auditors                   I     yes      for      for

                                                            APPROVE:
                                                            resolution to approve certain          I     yes      for      for
                                                            amendments to the trust
                                                            indenture of the Trust as
                                                            specified

Ketch Resourses Trust      KER.UN  492564109  6/22/2006     APPROVE:
                                                            (a) amendments to Ketch's              I     yes      for      for
                                                            trust indenture and the other
                                                            constating documents of KRL

                                                            (b) the sale by Ketch of all           I     yes      for      for
                                                            of the Ketch Assets to
                                                            Advantage pursuant to the
                                                            applicable provisions of the
                                                            Plan of Arrangement.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson Energy Total Return Fund, Inc.
(Registrant)

By: /s/ Kevin S. McCarthy
    ------------------------------------------
Kevin S. McCarthy
President of Kayne Anderson Energy Total Return Fund, Inc.
(Signature & Title)
Date: August 23, 2006